Background (Details)					6 Months Ended
	Jan. 07, 2025 SFr / shares	Jan. 07, 2025 SFr / shares $ / shares	Nov. 04, 2024 SFr / shares	Dec. 14, 2021	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 SFr / shares	Jan. 07, 2025 $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 SFr / shares
Background [Line Items]
Common stock price per share | (per share)					$ 0.0369		SFr 0.03		$ 0.0369	SFr 0.03
Nominal value price | (per share)	SFr 0.8	$ 0.88
Common stock percentage			80.00%	15.00%
Termination fee					$ 10,000,000
Accumulated deficit					(74,805,306)				$ (74,430,474)
Operating loss incurred					(2,199,504)	$ (2,053,492)
Cash in operating activities					(2,073,801)	$ (1,530,498)
Cash and cash equivalents					$ 3,072,376				$ 1,665,395
Kadimastem Shareholders [Member]
Background [Line Items]
Common stock percentage					85.00%
Company Shareholders [Member]
Background [Line Items]
Common stock percentage					15.00%
Going Concern [Member]
Background [Line Items]
Accumulated deficit					$ (74,800,000)
Board of Directors Chairman [Member]
Background [Line Items]
Common stock price per share | (per share)	SFr 0.03	$ 0.03	SFr 0.03					$ 0.0369